CONDENSED BALANCE SHEET (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 14,472	$ 15,645	$ 11,641
Trade receivables, net	34,223	34,804	26,432
Prepaid expenses and other current assets	1,966	1,174	1,582
Total Current Assets	50,661	51,623	39,655
NON-CURRENT ASSETS:
Long-term other deposit	317	348	333
Long-term restricted deposits	445	447	416
Property and equipment, net	3,298	2,325	1,901
Goodwill	4,555	4,555	4,555
Intangible assets, net	0	33	232
Deferred offering costs	3,269	0
Other non-current assets	607	127	86
Total non-current assets	12,491	7,835	7,523
Total Assets	63,152	59,458	47,178
Current liabilities
Trade payables	2,564	1,854	2,399
Employees and payroll accruals	6,861	6,506	4,591
Accrued expenses and other current liabilities	2,171	1,155	1,648
Current portion of long-term debt	0	1,527	0
Deferred offering cost accrual	2,406	0
Total Current Liabilities	14,002	11,042	8,638
NON-CURRENT LIABILITIES:
Long-term debt	6,000	7,506	0
Other non-current liabilities	2,854	3,144	1,214
Warrant Liabilities	3,690	499	413
Total non-current liabilities	12,544	11,149	1,627
Total Liabilities	26,546	22,191	10,265
COMMITMENTS AND CONTINGENT LIABILITIES
TEMPORARY EQUITY
Preferred stocks	139,990	86,997	79,700
Shareholders’ (Deficit) Equity
Common stock, value	14	12	12
Treasury stocks	(1,629)	(1,629)	(1,629)
Additional paid-in capital		0	3,048
Accumulated deficit	(101,769)	(48,113)	(44,218)
Total Shareholders’ (Deficit) Equity	(103,384)	(49,730)	(42,787)
Total Liabilities and Shareholders’ (Deficit) Equity	$ 63,152	$ 59,458	$ 47,178